INCOME TAXES - Deferred Tax Assets (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014
Deferred tax asset	$ 354,846	$ 162,834
Valuation allowance	(354,846)
Current taxes payable
Provision for income tax
Common Stock Payable Unissued | Issuance 1
Deferred tax asset			949,227
Valuation allowance			(949,227)
Current taxes payable
Provision for income tax